Prepayments and other receivables (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Prepayments and other receivables
Advance payment for acquisition of working interests	$ 38,000,000	$ 0	$ 0
Advance payment for acquisition of midstream capacity	$ 16,084,000
No of unconventional block | item	4